Financial assets at fair value through other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2019
Financial assets at fair value through other comprehensive income
Schedule of financial assets at fair value through other comprehensive income

	As at December 31,
	2018	2019
	RMB’000	RMB’000
Unlisted securities
—Equity securities (Note a)	5,000	5,000
Listed securities
—Treasury bills listed on the Hong Kong Stock
Exchange	—	388,448
	5,000	393,448
(a)	On August 4, 2016, the Group acquired 5% equity interest in Fujian Exchange Settlement Centre Co., Ltd. (福建交易場所清算中心股份有限公司) at a consideration of RMB5,000,000.